Long-term Debt - Future Maturities Under the Term Loan (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2019	$ 2,696	$ 3,566
2020	3,677	3,677
2021	3,771	3,771
2022	52,510	52,510
Long-term debt, gross before accretion of closing fees	62,654	63,524
Add: Accretion of closing fees	958	872
Long-term debt, gross	63,612	64,396
Less: Amount representing interest	(18,841)	(20,010)
Less: Amount representing debt discount and debt issuance costs	(174)	(185)
Present value of minimum payments	$ 44,597	$ 44,201